17. Suppliers (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Suppliers [Line Items]
Current portion		R$ 3,923,035	R$ 4,323,374
Local Currency [Member]
Suppliers [Line Items]
Current portion		3,769,298	4,158,599
Local Currency [Member] | Suppliers Of Materials And Services [Member]
Suppliers [Line Items]
Current portion	[1]	3,667,152	4,027,092
Local Currency [Member] | Inter Connection [Member]
Suppliers [Line Items]
Current portion	[2]	67,396	98,060
Local Currency [Member] | Roaming [Member]
Suppliers [Line Items]
Current portion	[3]	441	162
Local Currency [Member] | Co-Billing [Member]
Suppliers [Line Items]
Current portion	[4]	34,309	33,285
Foreign Currency [Member]
Suppliers [Line Items]
Current portion		153,737	164,775
Foreign Currency [Member] | Roaming [Member]
Suppliers [Line Items]
Current portion	[3]	37,680	27,378
Foreign Currency [Member] | Suppliers Of Materials And Services [Member]
Suppliers [Line Items]
Current portion	[1]	R$ 153,737	R$ 137,397

[1]	Represent the amounts to be paid to suppliers for acquisitions of materials and for the provision of services relating to tangible and intangible assets or for consumption in operations, maintenance and management, as provided for in the agreement between the parties.
[2]	This refers to the use of the networks of other landline and mobile telephone operators, with calls being initiated from TIM's network and ending on the networks of other operators.
[3]	This refers to calls made by customers outside their registration area, who are therefore considered visitors to other operator networks.
[4]	This refers to calls made by a customer who has used another long-distance operator.